Note 9 - Financial Income and Expenses - Components of Financial Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Interest income, bank	$ 30	$ 41	$ 59	$ 95
Interest income, other	0	0	50	0
Foreign exchange gains	208	131	208	203
Remeasurement of warrant obligation	0	48	0	172
Change in fair value of derivative liability	308	0	2,722	5,368
Total financial income	546	220	3,039	5,838
Interest expenses	(202)	(185)	(391)	(374)
Interest expenses, lease liabilities	(39)	(40)	(75)	(81)
Remeasurement of warrant obligation	0	(34)	0	(34)
Change in fair value of derivative liability	(654)	(1,654)	(724)	(1,654)
Foreign exchange losses	(337)	(123)	(439)	(139)
Total financial expenses	(1,232)	(2,036)	(1,629)	(2,282)
Net financial items	$ (686)	$ (1,816)	$ 1,410	$ 3,556